INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended					12 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Common stock issued to acquire license, per price share						$ 0.034
Intangible assets, net						$ 1,422,373	$ 1,505,390
Issuance of shares for service							51,750
Accumulated amortization						208,323	118,768
MABT Covid-19 License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net						1,306,701	1,379,983
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense						7,500	7,500
Intangible assets, net						1,250	8,750
Issuance of shares for service				$ 22,500
Amortization period				3 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net						104,232	110,432
Research and development arrangement, description					The total cost for this license is 20 million shares of the Company’s common stock, issuable in three tranches
Patents [Member] | Investigational New Drug [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares					20,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, value					$ 91,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares					7,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares					6,500,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares					6,500,000
National Institute of Health Patent License One [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense						0	7,738
Intangible assets, net
Patent expense initial amount payable					$ 10,000
Payments of issuance costs					5,000
Payment of non-refundable license issue royalty					15,000
National Institute of Health Patent License Two [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense						8,674	5,403
Intangible assets, net						$ 1,756	6,225
Patent expense initial amount payable			$ 8,500
National Institute of Health Patent License Two [Member] | Royalty One [Member]
Finite-Lived Intangible Assets [Line Items]
Patent expense initial amount payable			5,000
Payment of non-refundable license issue royalty			$ 45,000
Option extension description			The license can be extended on the third anniversary to the remaining life of the licensed patent by the payment of a one-time non-refundable, non-creditable royalty of $45,000. There are three benchmark royalties - $75,000 upon the initiation of the first Phase 2 Clinical Study; $300,000 upon the completion of Phase 3 Clinical Study and $600,000 upon the FDA approval of the first Licensed Product. Upon first commercial sale there is a royalty of $100,000 each for the United States, Canada, European Union and Asian region. Last is a 3.5% of net sales royalty. See footnote 20 for extension of the third anniversary payment
Mid-Atlantic BioTheraputics, Inc [Member] | MABT Covid-19 License [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares						12,500,000
Common shares issued for intangible assets, value						$ 1,425,000
Common stock issued to acquire license, per price share						$ 0.11
Regulatory and legal costs	$ 39,632
Amortization expense						$ 73,282	72,774
Intangible assets, net						1,270,625	1,341,875
Mid-Atlantic BioTheraputics, Inc [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Regulatory and legal costs		$ 30,666
Amortization expense						6,200	5,925
Intangible assets, net						$ 104,232	$ 110,432
License development					$ 6,500,000